UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13
(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                Report for the Quarter Ended September 30, 2001.

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If amended report check here: ____

American National Bank and Trust Company
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Name of Institutional Investment Manager

628 Main Street                    Danville         VA            24541
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Business Address  (Street)         (City)          (State)       (Zip)


E. Budge Kent, Jr. (804)773-2265  Exec. VP and Chief Trust & Investment Officer
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

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Intentional misstatements or omissions of facts constitute Federal Criminal
Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

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  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Danville and State of Virginia on the 13th day of November, 2001.

                    AMERICAN NATIONAL BANK & TRUST CO.
                    ----------------------------------
                    (Name of Institutional Investment Manager)

                     /s/E. Budge Kent, Jr.
                     --------------------
                     Executive Vice-President & Chief Trust & Investment Officer

                                                         NAME OF REPORTING MANAGER: AMERICAN NATIONAL BANK & TR. CO.

PAGE 1 OF 3                                                                    FORM 13F INFORMATION TABLE

ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
AOL TIME WARNER INC            COM              00184A105      367    11100 SH       SOLE                  5250        5850       0
A T & T CORP COMMON            COMMON STK       001957109      398    20672 SH       SOLE                 11189        9333     150
ABBOTT LABORATORIES                             002824100     1307    25230 SH       SOLE                  8880       15550     800
ALLTEL CORPORATION                              020039103     1008    17405 SH       SOLE                  5109       12296       0
AMERICAN ELECTRIC POWER CO.                     025537101      588    13626 SH       SOLE                  4258        9368       0
AMERICAN HOME PRODUCTS                          026609107     2742    47075 SH       SOLE                 16675       30400       0
AMERICAN INTERNATIONAL GROUP                    026874107     1924    24678 SH       SOLE                 10530       14148       0
AMERICAN NATIONAL BANKSHARES                    027745108    13742   757594 SH       SOLE                462634      292820    2140
AMERICAN NATIONAL BANKSHARES                    027745108     2918   160880 SH       DEFINED             160880           0       0
AMGEN INC                                       031162100     1741    29625 SH       SOLE                  8475       20750     400
ANHEUSER BUSCH                                  035229103      920    21968 SH       SOLE                  4674       17294       0
APPLIED MATERIALS INC                           038222105      503    17700 SH       SOLE                  2200       15100     400
AUTOMATIC DATA PROCESSING                       053015103     4503    95735 SH       SOLE                 30375       64060    1300
BB&T CORP                                       054937107     1175    32258 SH       SOLE                 28153        4105       0
BB&T CORP                                       054937107      382    10500 SH       DEFINED              10500           0       0
BP AMOCO PLC                                    055622104      715    14560 SH       SOLE                 14098         462       0
BANK OF AMERICA CORP                            060505104     2050    35115 SH       SOLE                 25791        9324       0
BAXTER INTERNATIONAL INC.                       071813109      363     6600 SH       SOLE                   900        5700       0
BELLSOUTH CORPORATION                           079860102     1918    46186 SH       SOLE                 24558       21628       0
BERKSHIRE HATHAWAY INC CL B                     084670207      768      330 SH       SOLE                    36         294       0
BRISTOL-MYERS SQUIBB                            110122108     4838    87078 SH       SOLE                 62478       24600       0
CAPITAL ONE FINANCIAL CORP                      14040H105     1743    37875 SH       SOLE                 21775       16100       0
CARDINAL HEALTH INC                             14149Y108      348     4710 SH       SOLE                  1310        3400       0
CERTEGY INC                                     156880106      384    14827 SH       SOLE                  6002        8825       0
CHEVRON CORPORATION            COM              166751107      675     7975 SH       SOLE                  3850        4125       0
CISCO SYSTEMS INC                               17275R102      376    30900 SH       SOLE                  9850       21050       0
CITIGROUP INC COM                               172967101      857    21173 SH       SOLE                  4390       16583     200
COCA COLA CO                   COM              191216100     2782    59400 SH       SOLE                 43300       16100       0
COCA COLA CO                   COM              191216100      571    12200 SH       DEFINED              12200           0       0
                                                            ------  -------                             -------      ------    ----
TOTAL FOR PAGE 1                                             52606  1664975                             1000320      659265    5390

PAGE 2 OF 3                                                                    FORM 13F INFORMATION TABLE

ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
COLGATE PALMOLIVE COMPANY                       194162103     1009    17332 SH       SOLE                  7602        9730       0
CONOCO B                                        208251405      582    23000 SH       SOLE                 11200       11400     400
DIMON INC                                       254394109     1455   253210 SH       SOLE                105494      147708       8
DIMON INC                                       254394109      516    89750 SH       DEFINED              89750           0       0
DOMINION RES INC VA            COM              25746U109      478     8072 SH       SOLE                  3624        4448       0
E I DU PONT DE NEMOURS & CO.                    263534109      371     9900 SH       SOLE                   900        9000       0
DUFF & PHELPS                                   264324104      237    22156 SH       SOLE                  7806       14350       0
DUKE ENERGY CORP                                264399106      446    11800 SH       SOLE                  9200        2600       0
EMC CORP                                        268648102      343    29200 SH       SOLE                  8250       20850     100
EL PASO CORP                                    28336L109      464    11175 SH       SOLE                  2350        8825       0
EMERSON ELECTRIC CO                             291011104      272     5800 SH       SOLE                  4400        1400       0
EQUIFAX INC                    COM              294429105      649    29654 SH       SOLE                 12004       17650       0
EXXON MOBIL CORP               COM              30231G102     8444   214378 SH       SOLE                115168       99210       0
EXXON MOBIL CORP               COM              30231G102      378     9600 SH       DEFINED               9600           0       0
FANNIE MAE                                      313586109     2742    34250 SH       SOLE                 10800       23150     300
FIRST DATA CORPORATION                          319963104      425     7300 SH       SOLE                  4300        3000       0
FIRST VIRGINIA BANKS INC.                       337477103      610    13327 SH       SOLE                  1764       11563       0
FLEETBOSTON FINANCIAL CORP                      339030108      202     5500 SH       SOLE                  4200        1300       0
FORTUNE BRANDS INC                              349631101      255     7628 SH       SOLE                  3628        4000       0
GENERAL ELECTRIC COMPANY                        369604103    16824   452270 SH       SOLE                253620      196250    2400
GENERAL MILLS INC                               370334104      459    10100 SH       SOLE                  7200        2900       0
GILLETTE CO                    COM              375766102      699    23465 SH       SOLE                 22165        1300       0
HEWLETT PACKARD CO                              428236103      428    26700 SH       SOLE                  6100       19200    1400
HOME DEPOT INC                                  437076102      515    13440 SH       SOLE                  5825        7615       0
INTEL CORPORATION                               458140100     2902   142090 SH       SOLE                 54150       84440    3500
INTERNATIONAL BUSINESS MACHINES CORP            459200101     2678    29199 SH       SOLE                 15100       14099       0
JOHNSON & JOHNSON              COM              478160104     6050   109212 SH       SOLE                 39562       68650    1000
KIMBERLY CLARK CORPORATION                      494368103      277     4481 SH       SOLE                  1381        3100       0
ELI LILLY & CO                                  532457108      581     7200 SH       SOLE                  7200           0       0
LOWES COMPANY INC                               548661107      746    23600 SH       SOLE                     0       23600       0
MBNA CORPORATION                                55262L100     2451    80928 SH       SOLE                 42975       35153    2800
MERCK & CO INC                 COM              589331107     4626    69470 SH       SOLE                 31070       38400       0
MICROSOFT CORPORATION                           594918104     2394    46800 SH       SOLE                 16075       30125     600
                                                            ------  -------                             -------     -------   -----
TOTAL FOR PAGE 2                                             61508  1841987                              914463      915016   12508

PAGE 3 OF 3                                                                    FORM 13F INFORMATION TABLE

ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
MOTOROLA INC                   COM              620076109      748    47949 SH       SOLE                 14299       32750     900
NORFOLK SOUTHERN CORP                           655844108      256    15928 SH       SOLE                 14728        1200       0
NOTEL NETWORKS CORP                             656568102      213    38137 SH       SOLE                 12692       24845     600
PEPSICO INC                    COM              713448108     3540    72990 SH       SOLE                 32350       39840     800
PFIZER INC                     COM              717081103     5463   136273 SH       SOLE                 80123       55550     600
PFIZER INC                     COM              717081103      354     8837 SH       DEFINED               8837           0       0
PHARMACIA CORPORATION                           71713U102      202     5000 SH       DEFINED               5000           0       0
PHILIP MORRIS COMPANYS                          718154107     5640   117530 SH       SOLE                 65558       51972       0
PHILIP MORRIS COMPANYS                          718154107      289     6000 SH       DEFINED               6000           0       0
PROCTER & GAMBLE CO            COM              742718109     1181    16225 SH       SOLE                  6450        9775       0
SBC COMMUNICATIONS INC                          78387G103     2466    52356 SH       SOLE                 29833       22523       0
SBC COMMUNICATIONS INC                          78387G103      341     7250 SH       DEFINED               7250           0       0
SCHERING PLOUGH CORP           COM              806605101      839    22625 SH       SOLE                 11200       11425       0
SOUTHERN CO                    COM              842587107      215     8970 SH       SOLE                  3950        5020       0
SPRINT CORP                                     852061100     1056    44037 SH       SOLE                 28469       15168     400
SPRINT CORPORATION PCS         SERIES 1         852061506      564    21454 SH       SOLE                 13846        7408     200
STATE STREET BANK CORP                          857477103     1446    31800 SH       SOLE                  3950       27450     400
SUN MICROSYSTEMS                                866810104      304    36800 SH       SOLE                 23500       13200     100
SUNTRUST BANKS, INC                             867914103      699    10507 SH       SOLE                  8815        1692       0
TEXACO INC                                      881694103      201     3100 SH       SOLE                  1600        1500       0
TYCO INTL LTD NEW COM                           902124106      647    14234 SH       SOLE                  6750        7134     350
UST INC                                         902911106      282     8500 SH       SOLE                  8500           0       0
UNITED TECHNOLOGIES  CORP                       913017109      734    15800 SH       SOLE                  5550       10250       0
VERIZON COMMUNICATION INC                       92343V104     4798    88687 SH       SOLE                 46819       41568     300
VERIZON COMMUNICATION INC                       92343V104      342     6328 SH       DEFINED               6328           0       0
VODAFONE GROUP PLC NEW                          92857W100      258    11767 SH       SOLE                  8342        3425       0
WACHOVIA CORPORATION                            929903102      753    24297 SH       SOLE                 17256        7041       0
WAL-MART STORES                                 931142103      681    13775 SH       SOLE                  4900        8875       0
WELLS FARGO & CO NEW                            949746101     1381    31069 SH       SOLE                  7769       23300       0
ZIMMER HLDGS INC                                98956P102      228     8227 SH       SOLE                  5767        2460       0
                                                           -------  -------                             -------     -------   -----
TOTAL FOR PAGE 3                                             36121   926452                              496431      425371    4650
                                                           -------  -------                             -------     -------   -----
GRAND TOTALS                                                150235  4433414                             2411214     1999652   22548
                                                           =======  =======                             =======     =======   =====